Form N-1A Cover	May 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	May 21, 2025
Prospectus Date	May 21, 2025